Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Property and Equipment [Abstract]
Depreciation expense	$ 22,799		$ 22,799